Provisions	9 Months Ended
Sep. 30, 2025
Disclosure Of Other Provisions [Line Items]
Provisions

24. Provisions

(a) Current or potential proceedings for labor provisions and civil claims

The Group has been associated with civil and labor lawsuits that present risk of potential loss. Provisions for losses arising from these lawsuits and potential labor contingencies are recognized when management, based on assessments by the Group’s legal advisors, determines that an outflow of resources is more likely than not required to settle the obligation and that a reliable estimate of the amount can be made.

As of September 30, 2025, the total amount recognized for existing contingencies classified as probable by the Group, as evaluated by its legal advisors, is USD 388. This amount includes provisions for labor contractor claims and civil claims.

(b) Movements in current or potential proceedings

Movements in current or potential proceedings are set out below:

	September 30, 2025	December 31, 2024
Carrying amount as of January 1	500	362
Reversal	(180)	(92)
Interest charges	4	11
Additions	64	219
Carrying amount as of December 31	388	500

(c) Other legal matters

a)
Class action lawsuits

On February 23 and February 28, 2023, respectively, the Company was named, along with several of its senior executives and/or directors, as defendants in certain putative class action lawsuits filed in the Supreme Court of the State of New York, New York County, asserting claims under Sections 11, 12, and 15 of the Securities Act of 1933, based in significant part on a short-seller report. On October 6, 2023, the Company has also been named, along with several of its senior executives and/or directors, in a putative class action lawsuit filed in the U.S. District Court for the Eastern District of New York, asserting claims under Sections 11 and 15 of the Securities Act and Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as well as Rule 10b-5 promulgated thereunder. For more information, refer to note 1.2. a) to these Unaudited Consolidated Condensed Interim Financial Statements.

Due to the preliminary posture of the above-described lawsuits as of the date of issuance of these Unaudited Consolidated Condensed Interim Financial Statements, the Company’s management and its legal advisors are unable to evaluate the likelihood of an adverse outcome or estimate a range of potential losses and no provision for contingencies has been recorded for the aforementioned matters. DLocal Limited intends to defend itself vigorously in these actions. As of the date of issuance of the Company’s Unaudited Consolidated Condensed Interim Financial Statements there were no further updates in this regard.

b)
Developments in Argentina

As described in note 1.2. b) to these Unaudited Consolidated Interim Financial Statements, in 2023, certain administrative and judicial inquiries were initiated concerning the Company’s Argentinean subsidiary, dLocal Argentina S.A. These inquiries do not seek penalties at this stage. Based on consultations with the Company’s legal advisors, the management believes that the subsidiary’s activities comply with applicable laws and regulations, including foreign exchange and tax regulations. As of the date of this filing, no new developments have emerged in 2025 regarding these matters.